ENTITY-WIDE DISCLOSURES - Narrative (Details) - segment	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of reportable operating segments			1
Percentage of entity's revenue (as a percent)	0.00%	34.40%	0.00%	36.60%
Major Customer 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue (as a percent)		100.00%		100.00%